FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments not required to be disclosed	$ 344			$ 344
Corporate-Owned Life Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on investments	19	$ 16	$ 18
First Energy [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments not required to be disclosed	$ 344	$ 370